Income taxes - Settlement program (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) installment	Dec. 31, 2019 USD ($)
Income taxes
Income tax and social contribution settlement liability	$ 2,749
Current income tax and social contribution settlement liability	321	$ 431
Non-current income tax and social contribution settlement liability	$ 2,428	$ 3,476
Remaining monthly installments of settlement liability | installment	100
SELIC rate (in percentage)	2.25%